Loans to Third Parties (Details) ¥ in Millions	Feb. 10, 2021	Jan. 13, 2021 USD ($)	Jan. 13, 2021 CNY (¥)
Jingpin [Member]
Loans to Third Parties (Details) [Line Items]
Loans earning interest percentage	18.00%
Henan Tianxia Kang Trading Co Ltd [Member]
Loans to Third Parties (Details) [Line Items]
Loans to third parties		$ 1,627,352	¥ 10.5